PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2015
	$	$
Cost:

Computers and peripheral equipment	2,539	1,131
Office furniture and equipment	801	351
Trade Equipment	35	-
Leasehold improvements	427	295
Vehicle	29	29
	3,831	1,806
Accumulated depreciation:
Computers and peripheral equipment	1,978	648
Office furniture and equipment	580	202
Trade Equipment	2	-
Leasehold improvements	77	39
Vehicle	29	29
	2,666	918
Depreciated cost	1,165	888

(1) Depreciation expenses for the years ended December 31, 2016, 2015 and 2014, were $1,748, $291 and $103, respectively.

(2) Property plant and equipment in connection with business combination includes cost of $1,496 and depreciated cost of $1,131.